Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
Financial assets and financial liabilities are measured on an ongoing basis at cost, fair value or amortized cost.

Carrying value as at Dec. 31, 2024	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets and liabilities (FVTPL)	Other financial assets (FVOCI)	Total
Financial assets
Cash and cash equivalents(1)	—	—	337	—	—	337
Restricted cash	—	—	69	—	—	69
Trade and other receivables(2)	—	—	725	—	—	725
Long-term portion of finance lease receivables	—	—	305	—	—	305
Long-term portion of loan receivable(3)	—	—	24	—	—	24
Other investments(4)	—	—	—	22	1	23
Risk management assets
Current	45	273	—	—	—	318
Long-term	—	93	—	—	—	93
Financial liabilities
Bank overdraft	—	—	1	—	—	1
Accounts payable, accrued liabilities and other current liabilities(5)	—	—	720	—	—	720
Contingent consideration	—	—	—	81	—	81
Dividends payable	—	—	49	—	—	49
Risk management liabilities
Current	—	277	—	—	—	277
Long-term	—	305	—	—	—	305
Credit facilities, long-term debt and lease liabilities(6)	—	—	3,808	—	—	3,808
Exchangeable securities	—	—	750	—	—	750
(1)Includes cash equivalents of nil.
(2)Excludes income taxes receivable.
(3)Included in other assets. Refer to Note 23.
(4)Included in investments. Refer to Note 9.
(5)Excludes the current portion of contract liabilities, current income taxes payable and liabilities held for sale.
(6)Includes current portion.

Carrying value as at Dec. 31, 2023	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets (FVTPL)	Other financial assets (FVTOCI)	Total
Financial assets
Cash and cash equivalents(1)	—	—	348	—	—	348
Restricted cash	—	—	69	—	—	69
Trade and other receivables(2)	—	—	765	—	—	765
Long-term portion of finance lease receivables	—	—	171	—	—	171
Long-term portion of loan receivable(3)	—	—	25	—	—	25
Other investments(4)	—	—	—	15	1	16
Risk management assets
Current	—	151	—	—	—	151
Long-term	—	52	—	—	—	52
Financial liabilities
Bank overdraft	—	—	3	—	—	3
Accounts payable, accrued liabilities and other current liabilities(5)	—	—	797	—	—	797
Dividends payable	—	—	49	—	—	49
Risk management liabilities
Current	125	189	—	—	—	314
Long-term	80	194	—	—	—	274
Credit facilities, long-term debt and lease liabilities(6)	—	—	3,466	—	—	3,466
Exchangeable securities	—	—	744	—	—	744
(1)Includes cash equivalents of nil.
(2)Excludes income taxes receivable.
(3)Included in other assets. Refer to Note 23.
(4)Included in investments. Refer to Note 9.
(5)Excludes the current portion of contract liabilities, current income taxes payable and liabilities held for sale.
(6)Includes current portion.

Disclosure of financial liabilities
Financial assets and financial liabilities are measured on an ongoing basis at cost, fair value or amortized cost.

Carrying value as at Dec. 31, 2024	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets and liabilities (FVTPL)	Other financial assets (FVOCI)	Total
Financial assets
Cash and cash equivalents(1)	—	—	337	—	—	337
Restricted cash	—	—	69	—	—	69
Trade and other receivables(2)	—	—	725	—	—	725
Long-term portion of finance lease receivables	—	—	305	—	—	305
Long-term portion of loan receivable(3)	—	—	24	—	—	24
Other investments(4)	—	—	—	22	1	23
Risk management assets
Current	45	273	—	—	—	318
Long-term	—	93	—	—	—	93
Financial liabilities
Bank overdraft	—	—	1	—	—	1
Accounts payable, accrued liabilities and other current liabilities(5)	—	—	720	—	—	720
Contingent consideration	—	—	—	81	—	81
Dividends payable	—	—	49	—	—	49
Risk management liabilities
Current	—	277	—	—	—	277
Long-term	—	305	—	—	—	305
Credit facilities, long-term debt and lease liabilities(6)	—	—	3,808	—	—	3,808
Exchangeable securities	—	—	750	—	—	750
(1)Includes cash equivalents of nil.
(2)Excludes income taxes receivable.
(3)Included in other assets. Refer to Note 23.
(4)Included in investments. Refer to Note 9.
(5)Excludes the current portion of contract liabilities, current income taxes payable and liabilities held for sale.
(6)Includes current portion.

Carrying value as at Dec. 31, 2023	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets (FVTPL)	Other financial assets (FVTOCI)	Total
Financial assets
Cash and cash equivalents(1)	—	—	348	—	—	348
Restricted cash	—	—	69	—	—	69
Trade and other receivables(2)	—	—	765	—	—	765
Long-term portion of finance lease receivables	—	—	171	—	—	171
Long-term portion of loan receivable(3)	—	—	25	—	—	25
Other investments(4)	—	—	—	15	1	16
Risk management assets
Current	—	151	—	—	—	151
Long-term	—	52	—	—	—	52
Financial liabilities
Bank overdraft	—	—	3	—	—	3
Accounts payable, accrued liabilities and other current liabilities(5)	—	—	797	—	—	797
Dividends payable	—	—	49	—	—	49
Risk management liabilities
Current	125	189	—	—	—	314
Long-term	80	194	—	—	—	274
Credit facilities, long-term debt and lease liabilities(6)	—	—	3,466	—	—	3,466
Exchangeable securities	—	—	744	—	—	744
(1)Includes cash equivalents of nil.
(2)Excludes income taxes receivable.
(3)Included in other assets. Refer to Note 23.
(4)Included in investments. Refer to Note 9.
(5)Excludes the current portion of contract liabilities, current income taxes payable and liabilities held for sale.
(6)Includes current portion.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The following table summarizes the key factors impacting the fair value of the Level III commodity risk management assets and liabilities by classification during the years ended Dec. 31, 2024 and 2023, respectively:

	Year ended Dec. 31, 2024			Year ended Dec. 31, 2023
	Hedge	Non-hedge	Total	Hedge	Non-hedge	Total
Opening balance	—	(147)	(147)	(347)	(435)	(782)
Changes attributable to:
New contracts added(1)	—	3	3	—	—	—
Market price changes on existing contracts	—	(49)	(49)	(123)	(6)	(129)
Market price changes on new contracts	—	27	27	—	18	18
Contracts settled	—	23	23	256	269	525
Change in foreign exchange rates	—	(10)	(10)	9	7	16
Transfers out of Level III(2)	—	—	—	205	—	205
Net risk management assets (liabilities) at end of year	—	(153)	(153)	—	(147)	(147)
Additional Level III information:
Losses recognized in other comprehensive loss	—	—	—	(114)	—	(114)
Total (losses) gains included in earnings before income taxes	—	(32)	(32)	(256)	19	(237)
Unrealized (losses) gains included in earnings before income taxes relating to net assets (liabilities) held at year end	—	(9)	(9)	—	288	288
(1)New contracts added in 2024 represent the contracts acquired from Heartland.
(2)The Company has a long-term fixed price power sale contract in the U.S. for delivery of power. The fair value was transferred out of Level III to Level II as at Dec. 31, 2023 as the forward price curve was based on observable market prices for the remaining duration of the contract.

Disclosure for sensitivity ranges for the base fair value

As at	Dec. 31, 2024
Description	Valuation technique	Unobservable input	Reasonably possible change	Sensitivity(1)
Coal transportation – U.S.	Numerical derivative valuation	Volatility	80% to 120%	+1
		Rail rate escalation	0% to 10%	-1
Long-term wind energy sale — Eastern U.S.	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease or increase of US$6	+42
		Illiquid future REC(2) prices (per unit)	Price decrease of US$12 or increase of US$8
		Wind discounts	0% decrease or 6% increase	-30
Long-term wind energy sale — Canada	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of $57 or increase of $10	+53
		Wind discounts	15% decrease or 5% increase	-17
Long-term wind energy sale — Central U.S.	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$4 or increase of US$3	+84
		Wind discounts	2% decrease or 2% increase	-77
(1)Sensitivity represents the total increase or decrease in recognized fair value that could arise from the use of the reasonably possible changes of all unobservable inputs.
(2)Renewable energy credits

As at	Dec. 31, 2023
Description	Valuation technique	Unobservable input	Reasonably possible change	Sensitivity(1)
Coal transportation — U.S.	Numerical derivative valuation	Volatility	80% to 120%	+6
		Rail rate escalation	0% to 10%	-4
Long-term wind energy sale — Eastern U.S.	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease or increase of US$6	+24
		Illiquid future REC prices (per unit)	Price decrease of US$12 or increase of US$8
		Wind discounts	0% decrease or 9% increase	-28
Long-term wind energy sale — Canada	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of $81 or increase of $5	+65
		Wind discounts	16% decrease or 5% increase	-23
Long-term wind energy sale — Central U.S.	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$1 or increase of US$2	+81
		Wind discounts	5% decrease or 2% increase	-36
(1)Sensitivity represents the total increase or decrease in recognized fair value that would arise from the use of the reasonably possible changes of all unobservable inputs.

Disclosure of fair value measurement of liabilities
The fair value of financial assets and liabilities measured at other than fair value is as follows:

	Fair value(1)				Total carrying value(1)
	Level I	Level II	Level III	Total
Exchangeable securities — Dec. 31, 2024	—	739	—	739	750
Long-term debt — Dec. 31, 2024	—	3,447	—	3,447	3,657
Loan receivable — Dec. 31, 2024	—	25	—	25	25
Exchangeable securities — Dec. 31, 2023	—	718	—	718	744
Long-term debt — Long-term debt — Dec. 31, 2023	—	3,104	—	3,104	3,323
Loan receivable — Dec. 31, 2023	—	26	—	26	26
(1)Includes current portion.

Disclosure of difference between transaction price and the fair value determined using valuation model
The difference between the transaction price and the fair value determined using a valuation model, yet to be recognized in net earnings (loss) and a reconciliation of changes is as follows:

As at Dec. 31	2024	2023	2022
Unamortized net gain (loss) at beginning of year	3	(213)	(131)
New inception gains (losses)(1)	31	47	(37)
Change resulting from amended contract(2)	—	190	—
Change in foreign exchange rates	(3)	6	(10)
Amortization recorded in net earnings during the year	(20)	(27)	(35)
Unamortized net gain (loss) at end of year	11	3	(213)
(1)During 2024 and 2023, the Company entered into long-term fixed price power sale contracts with certain of its U.S. customers that resulted in new inception losses due to the difference between the fixed PPA price and future estimated market prices. There are other key factors, such as project economics and incentives, that influence the long-term power price for renewable projects outside of the power price curve, which is not liquid for the majority of the duration of the PPA.
(2)During 2023, the Company entered into certain contract amendments related to the Horizon Hill and White Rock wind projects. These amendments were mainly specific to obtaining price increases over the contract term. Accordingly, certain inception loss calibration adjustments were recognized within the risk management liability.